Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of restricted stock units activity
A summary of the activity and related information for the company's restricted stock units follows:

	2012
(In thousands, except per share amounts)	Units	Weighted average grant date price
Unvested units at January 1, 2012	1,840	$12.18
Units granted	778	9.38
Units vested	(622)	12.83
Units forfeited	(645)	11.07
Unvested units at December 31, 2012	1,351	$10.80

Summary of stock options activity
A summary of the activity and related information for the company's stock options follows:

	2012
(In thousands, except per share amounts)	Shares	Weighted average exercise price
Under option at January 1, 2012	817	$18.73
Options granted	1,440	7.68
Options exercised	—	—
Options forfeited or expired	(430)	15.92
Under option at December 31, 2012	1,827	$10.68
Options exercisable at December 31, 2012	388	$21.85

Summary of stock option plan, by exercise price range
The following table provides further information on the range of exercise prices:

	Options Outstanding and Exercisable
(In thousands, except per share amounts)	Shares	Weighted average exercise price	Weighted average remaining life	Aggregate Intrinsic Value
Exercise price:
$15.05	63	$15.05	1 month	—
$23.16	325	23.16	1 month	—